FAIR VALUE MEASUREMENTS (Basis of Fair Value Measurements on a Nonrecurring Basis) (Details) - USD ($) $ in Millions	3 Months Ended										12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring, Settlement and Impairment Provisions	$ 46	$ 48	$ 40	$ 87	$ 2,634	$ 117	$ (12)	$ 0			$ 221	$ 2,739	$ 579
DowDuPont Cost Synergy Program [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring, Settlement and Impairment Provisions											184	399
Performance Materials & Coatings [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring, Settlement and Impairment Provisions											21	1,578	42
Goodwill, Impairment Loss					1,491							1,491
Performance Materials & Coatings [Member] | DowDuPont Cost Synergy Program [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring, Settlement and Impairment Provisions											7	11
Corporate Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring, Settlement and Impairment Provisions											143	428	444
Corporate Segment [Member] | DowDuPont Cost Synergy Program [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring, Settlement and Impairment Provisions											153	340
Manufacturing Assets, Equity Method Investments, and Other Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Impairment Charges					246
Manufacturing Assets, Equity Method Investments, and Other Assets | Performance Materials & Coatings [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Impairment Charges					83
Manufacturing Assets, Equity Method Investments, and Other Assets | Corporate Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Impairment Charges					100
Property, Plant and Equipment | DowDuPont Cost Synergy Program [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring, Settlement and Impairment Provisions												87
Property, Plant and Equipment | Restructuring Charges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring, Settlement and Impairment Provisions											33
Manufacturing Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Impairment Charges					159
Equity Method Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Impairment Charges					81
Other Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Impairment Charges					6
Fair Value, Measurements, Nonrecurring | Restructuring Charges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restructuring, Settlement and Impairment Provisions										$ 153
Fair Value, Measurements, Nonrecurring | Restructuring Charges | Corporate Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Impairment Charges									$ 143
Fair Value, Measurements, Nonrecurring | Changes Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	(67)				(955)				(296)		(67)	(955)	(296)
Goodwill, Fair Value Disclosure					(1,491)							(1,491)
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	0				0				46		0	0	46
Goodwill, Fair Value Disclosure					0							0
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 1 [Member] | Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value									46				46
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value					61				0			61	0
Goodwill, Fair Value Disclosure					0							0
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 3 [Member] | Manufacturing Assets, Equity Method Investments, and Other Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	0				61						0	61
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 3 [Member] | Property, Plant and Equipment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value									$ 0				$ 0
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 3 [Member] | Manufacturing Facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	$ 0				$ 0						$ 0	$ 0